UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2006

Date of reporting period: April 30, 2006

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Table of Contents

Management's Discussion and Analysis	2

Expense Example	5

Fund Overview	7

Schedule of Investments	8

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	21

Fund Information	24

Director Approval of Advisory Agreements	25

Directors and Officers	28

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the six-month period ended April 30, 2006, international equity markets, as measured by the Morgan Stanley Capital International World Index1, increased by 16.01%. The U.S. equity market, as measured by the Standard & Poor’s 500® Index 1, increased by 9.63%.

Performance Overview

Davis Global Fund’s Class A shares increased by 26.66%, on net asset value, for the six-month period ended April 30, 20062, out-performing the Morgan Stanley Capital International World Index1, which increased by 16.01%. The Fund’s investment strategy is to use the Davis Investment Discipline to invest the majority of the Fund’s assets in equity securities issued by both foreign and U.S. companies.

The Fund had approximately 73% of its assets invested in foreign companies, 24% in U.S. companies, and 3% in cash at April 30, 2006. Both the foreign and the U.S. companies made positive contributions3 to the Fund’s performance during the six-month period, with the foreign companies performing especially well.

The Fund’s largest industry group holdings were in consumer discretionary companies, and they were also the most important contributors to performance. Hunter Douglas4, Koninklijke Philips Electronics, Lagardere, Continental, and News Corp. were among the top contributors to performance. Liberty Global, and Apollo Group were among the top detractors from performance.

Industrial companies were important contributors to performance over the six-month period. China Merchants, Kuehne & Nagel, and Cosco Pacific were among the top contributors to performance. None of the Fund’s industrial companies detracted from performance.

Overall, energy companies were important contributors to performance over the six-month period. Tenaris was the single most important contributor to performance and Ship Finance detracted from performance. The Fund no longer owns Ship Finance.

The Fund had significant holdings in financial and consumer staple companies, but none of the holdings were among the most important contributors or detractors from the Fund’s performance.

________________________________________________

This Semi-Annual report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Global Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Global Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Global Fund are: (1) foreign country risk, (2) foreign currency risk, (3) market risk, (4) company risk, (5) medium capitalization risk, (6) headline risk, (7) focused portfolio risk, and (8) selection risk. See the prospectus for a full description of each risk.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Class A, B, and C shares of the Davis Global Fund have been registered with the Securities and Exchange Commission, and in selected states, where eligible investors are residents. Shares of the Davis Global Fund are currently not available for public sale in any other states or jurisdictions. Currently, only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies), are eligible to purchase Fund shares. The adviser reserves the right to reject any offer to purchase shares.

1       The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.      The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

II.   The Morgan Stanley Capital International World Index is an unmanaged index considered to be representative of the broad global stock market.

2          Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that when redeemed, an investor’s shares may be worth more or less than when purchased. Below are the average annual total returns for Davis Global Fund’s Class A shares for the periods ended April 30, 2006. Returns for other classes of shares will vary from the following returns:

(Without a 4.75% sales charge taken into consideration)

Fund Name	One Year	Inception
Davis Global Fund A	37.44%	26.30% - 12/22/04

(With the maximum 4.75% sales charge taken into consideration)
Fund Name	One Year	Inception
Davis Global Fund A	30.88%	21.85% - 12/22/04

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

3          A company’s contribution to the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

4          This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis Global Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS GLOBAL FUND

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Six Months*
	(11/01/05)	(04/30/06)	(11/01/05-04/30/06)
Class A
Actual	$1,000.00	$1,266.56	$7.19
Hypothetical	$1,000.00	$1,018.45	$6.41
Class B
Actual	$1,000.00	$1,259.44	$12.88
Hypothetical	$1,000.00	$1,013.39	$11.48
Class C
Actual	$1,000.00	$1,260.60	$12.89
Hypothetical	$1,000.00	$1,013.39	$11.48

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class’s annualized expense ratio, multiplied by the average account value over the six months, multiplied by 181/365 (to reflect the one-half year period). See page 6 for a description of the “Expense Example”. The annualized expense ratios for the six months ended April 30, 2006 are as follows:

Annualized Expense Ratio
Class A	1.28%
Class B	2.30%
Class C	2.30%

DAVIS GLOBAL FUND

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 11/01/05 to 04/30/06. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid for on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS GLOBAL FUND

FUND OVERVIEW

At April 30, 2006 (Unaudited)

Portfolio Makeup		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

Common Stock	97.0%	Media	18.4%
Short Term Investments,		Food, Beverage, & Tobacco	11.0%
Other Assets & Liabilities	3.0%	Transportation	10.7%
	100.0%	Consumer Durables & Apparel	9.7%
		Diversified Financials	9.7%
		Telecommunication Services	8.0%
		Energy	7.0%
		Insurance	6.2%
		Health Care	5.3%
		Other	4.0%
		Technology	3.8%
		Automobiles & Components	3.1%
		Materials	3.1%
			100.0%

Country Diversification		Top 10 Holdings
(% of Stock Holdings)		(% of Fund’s Net Assets)

United States	24.79%	Tenaris S.A., ADR	6.76%
Netherlands	14.25%	NTL Inc.	5.48%
Switzerland	10.30%	Lagardere S.C.A.	4.67%
France	7.66%	American International Group, Inc.	4.28%
Luxembourg	6.97%	News Corp., Class A	4.27%
Hong Kong	6.38%	Kuehne & Nagel International AG,
South Korea	6.18%	Registered	4.20%
United Kingdom	5.02%	Hunter Douglas NV	4.16%
Belgium	4.09%	Groupe Bruxelles Lambert S.A.	3.97%
Mexico	4.05%	America Movil S.A. de C.V., ADR	3.93%
Germany	3.08%	China Merchants Holdings
Canada	2.89%	International Co., Ltd.	3.66%
Finland	1.94%
Taiwan	1.42%
Brazil	0.98%
	100.00%

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS

April 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (96.99%)

AUTOMOBILES & COMPONENTS – (2.99%)
2,700	Continental AG	$321,455
125	Porsche AG	124,662
		446,117
BROADCASTING & CABLE TV – (6.92%)
10,800	Liberty Global, Inc., Series C*	215,730
29,775	NTL Inc.*	817,919
		1,033,649
CAPITAL GOODS – (0.95%)
1,700	Tae Young Corp.	142,388
COMMERCIAL SERVICES & SUPPLIES – (1.37%)
70,000	Rentokil Initial PLC	203,918
CONSUMER DURABLES & APPAREL – (9.43%)
8,783	Hunter Douglas NV	621,624
15,400	Koninklijke (Royal) Philips Electronics NV, NY Shares	530,992
3,200	Mohawk Industries, Inc.*	256,320
		1,408,936
CONSUMER SERVICES – (0.88%)
2,400	Apollo Group, Inc., Class A*	131,148
DIVERSIFIED FINANCIAL SERVICES – (9.42%)
5,226	Groupe Bruxelles Lambert S.A.	592,722
3,900	Pargesa Holding S.A., Bearer Shares	396,226
14,700	Power Corp. of Canada	418,234
		1,407,182
ENERGY – (6.76%)
22,000	Tenaris S.A., ADR	1,009,800
FOOD, BEVERAGE, & TOBACCO – (10.69%)
13,360	Diageo PLC	220,482
11,400	Heineken Holding NV	406,586
230	Lindt & Spruengli AG	469,199
70	Lotte Chilsung Beverage Co., Ltd.	84,606
80	Lotte Confectionery Co., Ltd.	107,803
1,080	Nong Shim Holdings Co., Ltd.	92,519
3,000	Unilever NV, NY Shares	215,970
		1,597,165
HEALTH CARE EQUIPMENT & SERVICES – (5.14%)
4,100	Essilor International S.A.	411,219
4,300	IDEXX Laboratories, Inc.*	356,964
		768,183

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

HOUSEHOLD & PERSONAL PRODUCTS – (0.66%)
270	Amorepacific Corp.	$99,189
LIFE & HEALTH INSURANCE – (1.75%)
5,500	AFLAC Inc.	261,470
MATERIALS – (2.98%)
7,500	BHP Billiton PLC	154,409
3,200	Companhia Vale do Rio Doce, ADR	142,336
2,700	Rio Tinto PLC	148,495
		445,240
MOVIES & ENTERTAINMENT – (4.27%)
37,200	News Corp., Class A	638,352
MULTI-LINE INSURANCE – (4.28%)
9,800	American International Group, Inc.	639,450
PUBLISHING – (6.62%)
8,450	Lagardere S.C.A.	698,264
11,128	Wolters Kluwer NV, CVA	289,907
		988,171
SOFTWARE & SERVICES – (1.83%)
7,000	Iron Mountain Inc.*	273,700
TECHNOLOGY HARDWARE & EQUIPMENT – (1.88%)
12,400	Nokia Oyj, ADR	280,984
TELECOMMUNICATION SERVICES – (7.78%)
15,900	America Movil S.A. de C.V., ADR	586,869
10,000	Chunghwa Telecom Co., Ltd., ADR	206,000
13,800	SK Telecom Co., Ltd., ADR	368,460
		1,161,329
TRANSPORTATION – (10.39%)
160,000	China Merchants Holdings International Co., Ltd.	546,864
158,000	Cosco Pacific Ltd.	377,001
1,730	Kuehne & Nagel International AG, Registered	627,373
		1,551,238

Total Common Stock – (identified cost $10,907,173)	14,487,609

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2006 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
STRIP VVPR – (0.00%)

DIVERSIFIED FINANCIAL SERVICES – (0.00%)
326	Groupe Bruxelles Lambert S.A.
	(identified cost $6)	$4

SHORT TERM INVESTMENTS – (2.89%)

$194,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.77%,
	05/01/06, dated 04/28/06, repurchase value of $194,077
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-5.50%, 03/01/19-02/01/36,
	total market value $197,880)	194,000
237,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.77%,
	05/01/06, dated 04/28/06, repurchase value of $237,094
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-6.00%, 11/01/35-04/01/36,
	total market value $241,740)	237,000

Total Short Term Investments – (identified cost $431,000)	431,000

Total Investments – (99.88%) – (identified cost $11,338,179) – (a)	14,918,613
Other Assets Less Liabilities – (0.12%)	17,821
Net Assets – (100%)	$14,936,434

* Non income-producing security.

(a)	Aggregate cost for Federal Income Tax purposes is $11,623,867. At April 30, 2006, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes was as follows:

Unrealized appreciation	$3,315,510
Unrealized depreciation	(20,764)
Net unrealized appreciation	$3,294,746

See Notes to Financial Statements

DAVIS GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2006 (Unaudited)

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments) (identified cost $11,338,179)	$14,918,613
Cash	2,802
Cash – Foreign currencies (cost $21,308)	21,813
Receivables:
Dividends and interest	14,955
Capital stock sold	5,000
Prepaid expenses	2,525
Total assets	14,965,708
LIABILITIES:
Accrued expenses	20,191
Accrued management fees	9,083
Total liabilities	29,274
NET ASSETS	$14,936,434

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$55,060
Additional paid-in capital	11,363,375
Undistributed net investment loss	(56,486)
Accumulated net realized losses from investments and foreign currency transactions	(6,023)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currency	3,580,508
Net Assets	$14,936,434
CLASS A SHARES
Net assets	$14,933,730
Shares outstanding	1,101,004
Net asset value and redemption price per share	$13.56
Maximum offering price per share (100/95.25 of $13.56)*	$14.24
CLASS B SHARES
Net assets	$1,352
Shares outstanding	100
Net asset value, offering, and redemption price per share	$13.52
CLASS C SHARES
Net assets	$1,352
Shares outstanding	100
Net asset value, offering, and redemption price per share	$13.52

*On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS GLOBAL FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006 (Unaudited)

Investment Income:
Income:
Dividends (net of foreign withholding taxes of $10,220)		$87,790
Interest		5,443
Total income		93,233

Expenses:
Management fees (Note 3)	$48,216
Custodian fees	16,824
Transfer agent fees:
Class A	332
Class B	5
Class C	5
Audit fees	6,600
Accounting fees (Note 3)	3,000
Legal fees	15
Reports to shareholders	1,500
Directors’ fees and expenses	112
Registration and filing fees	2,751
Miscellaneous	3,433
Payments under distribution plan (Note 4):
Class B	4
Class C	4
Total expenses		82,801
Expenses paid indirectly (Note 6)		(253)
Reimbursement of expenses by adviser (Note 8)		(16)
Net expenses		82,532
Net investment income		10,701

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized loss from:
Investment transactions		(5,861)
Foreign currency transactions		(162)
Net increase in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies		3,059,873
Net realized and unrealized gain on investments and foreign currency		3,053,850
Net increase in net assets resulting from operations		$3,064,551

See Notes to Financial Statements

DAVIS GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended April 30, 2006 (Unaudited)	December 22, 2004 (Commencement of operations) through October 31, 2005
Operations:
Net investment income	$10,701	$84,896
Net realized loss from investments and foreign currency transactions	(6,023)	(4,728)
Net increase in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currency	3,059,873	520,635
Net increase in net assets resulting from operations	3,064,551	600,803

Dividends and Distributions to Shareholders From:
Net investment income:
Class A	(142,231)	(5,118)
Class B	(3)	998
Class C	(3)	998

Capital Share Transactions:
net increase in assets resulting from capital share transactions (Note 5)
Class A	1,175,353	10,241,080
Class B	3	998
Class C	3	998

Total increase in net assets	4,097,673	10,838,761

Net Assets:
Beginning of period	10,838,761	–
End of period*	$14,936,434	$10,838,761

*Including undistributed net investment income (loss) of	$(56,486)	$75,050

See Notes to Financial Statements

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund commenced operations on December 22, 2004. The Fund offers shares in three classes, Class A, Class B, and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Income, expenses (other than those attributable to a specific class) and gains and losses, are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term obligations purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Master Repurchase Agreements – The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2006 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Foreign Currency – The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

Federal Income Taxes – It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise tax is required.

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, net operating losses, and passive foreign investment company shares. The character of the distributions made during the fiscal year from net investment income may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2006 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting six months. Actual results may differ from these estimates.

NOTE 2 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 2006, were $1,807,393 and $1,052,138, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid to Davis Advisors (the “Adviser”) at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the six months ended April 30, 2006, approximated 0.75% of average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended April 30, 2006 amounted to $27. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended April 30, 2006 amounted to $3,000. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares 2.30%). Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended April 30, 2006, Davis Distributors, LLC, the Fund’s Underwriter (the “Underwriter” or “Distributor”) received no commissions earned on sales of Class A shares of the Fund.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2006 (Unaudited)

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS A SHARES – (Continued)

The Underwriter is reimbursed for amounts paid to dealers as a service fee with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the six months ended April 30, 2006.

CLASS B SHARES

Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan, plus interest, at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the six months ended April 30, 2006, Class B shares of the Fund made distribution payments of $4. During the six months ended April 30, 2006, there were no payments made for service fees.

There were no commission advances by the Distributor during the six months ended April 30, 2006 on the sale of Class B shares of the Fund.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $56, which represents the maximum amount allowed under applicable NASD rules discussed above. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended April 30, 2006, the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

April 30, 2006 (Unaudited)

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS C SHARES

Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the six months ended April 30, 2006, Class C shares of the Fund made distribution payments of $4. During the six months ended April 30, 2006, there were no payments made for service fees.

There were no commission advances by the Distributor during the six months ended April 30, 2006 on the sale of Class C shares of the Fund. During the six months ended April 30, 2006, the Distributor received no contingent deferred sales charges from Class C shares of the Fund.

NOTE 5 – CAPITAL STOCK

At April 30, 2006, there were 3,000,000,000 shares of capital stock ($0.05 par value per share) authorized, 175,000,000 of which are classified as Davis Global Fund. Transactions in capital stock were as follows:

Class A	Six months ended April 30, 2006 (Unaudited)		December 22, 2004 (Commencement of operations) through October 31, 2005
	Shares	Amount	Shares	Amount
Shares subscribed	88,284	$1,033,122	999,913	$10,236,040
Shares issued in reinvestment of distributions	12,315	142,231	500	5,118
	100,599	1,175,353	1,000,413	10,241,158
Shares redeemed	–	–	(8)	(78)
Net increase	100,599	$1,175,353	1,000,405	$10,241,080

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

April 30, 2006 (Unaudited)

NOTE 5 – CAPITAL STOCK – (Continued)

Class B	Six months ended April 30, 2006 (Unaudited)			December 22, 2004 (Commencement of operations) through October 31, 2005
	Shares		Amount	Shares	Amount
Shares subscribed	–		$–	108	$1,075
Shares issued in reinvestment of distributions	–	*	3	–	–
	–		3	108	1,075
Shares redeemed	–		–	(8)	(77)
Net increase	–		$3	100	$998

Class C	Six months ended April 30, 2006 (Unaudited)			December 22, 2004 (Commencement of operations) through October 31, 2005
	Shares	Amount		Shares	Amount
Shares subscribed	–		$–	108	$1,075
Shares issued in reinvestment of distributions	–	*	3	–	–
	–		3	108	1,075
Shares redeemed	–		–	(8)	(77)
Net increase	–		$3	100	$998

* Less than 1 share.

NOTE 6 – EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $253 during the six months ended April 30, 2006.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

April 30, 2006 (Unaudited)

Note 7 - Bank borrowings

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate, plus 0.75%. The Fund had no borrowings outstanding for the six months ended April 30, 2006.

NOTE 8 – PAYMENTS BY AFFILIATES

The Adviser voluntarily reimbursed the Fund for balance earnings credits on certain Fund demand deposit accounts held at BFDS during the period December 22, 2004 to May 31, 2005. These credits were previously retained by BFDS and not directly transferred to the Fund. The amount paid to the Fund amounted to $16.

DAVIS GLOBAL FUND

FINANCIAL HIGHLIGHTS

CLASS A

Financial Highlights for a share of capital stock outstanding throughout the period:

	Six months ended April 30, 2006 (Unaudited)	December 22, 2004 (Commencement of operations) through October 31, 2005

Net Asset Value, Beginning of Period	$10.83	$10.00

Income from Investment Operations:
Net Investment Income	0.01	0.10
Net Realized and Unrealized Gains	2.85	0.75
Total from Investment Operations	2.86	0.85

Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.02)

Net Asset Value, End of Period	$13.56	$10.83

Total Return[1]	26.66%	8.47%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$14,934	$10,837
Ratio of Expenses to Average Net Assets	1.28%*[4]	1.30%*[3]
Ratio of Net Investment Income to Average Net Assets	0.17%*	1.26%*
Portfolio Turnover Rate[2]	8%	0%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    Had the Advisor not absorbed certain expenses, the ratio of expenses to average net assets would have been 1.65% for the period ended October 31, 2005.

4    Ratio of expenses to average net assets before the reduction of expenses paid indirectly was 1.29% for the six months ended April 30, 2006.

*	Annualized.

See Notes to Financial Statements

DAVIS GLOBAL FUND

FINANCIAL HIGHLIGHTS

CLASS B

Financial Highlights for a share of capital stock outstanding throughout the period:

	Six months ended April 30, 2006 (Unaudited)	December 22, 2004 (Commencement of operations) through October 31, 2005

Net Asset Value, Beginning of Period	$10.76	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.05)	0.03
Net Realized and Unrealized Gains	2.84	0.73
Total from Investment Operations	2.79	0.76

Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	-

Net Asset Value, End of Period	$13.52	$10.76

Total Return[1]	25.94%	7.60%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$1	$1
Ratio of Expenses to Average Net Assets	2.30%*[3,4]	2.30%*[3,4]
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.85)%*	0.26%*
Portfolio Turnover Rate[2]	8%	0%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    Had the Advisor not absorbed certain expenses, the ratio of expenses to average net assets would have been 2.93% for the six months ended April 30, 2006 and 2.65% for the period ended October 31, 2005.

4    Ratio of expenses to average net assets before the reduction of expenses paid indirectly was 2.31% each for the six months ended April 30, 2006 and the period ended October 31, 2005.

*	Annualized.

See Notes to Financial Statements

DAVIS GLOBAL FUND

FINANCIAL HIGHLIGHTS

CLASS C

Financial Highlights for a share of capital stock outstanding throughout the period:

	Six months ended April 30, 2006 (Unaudited)	December 22, 2004 (Commencement of operations) through October 31, 2005

Net Asset Value, Beginning of Period	$10.75	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.05)	0.03
Net Realized and Unrealized Gains	2.85	0.72
Total from Investment Operations	2.80	0.75

Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	-

Net Asset Value, End of Period	$13.52	$10.75

Total Return[1]	26.06%	7.50%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$1	$1
Ratio of Expenses to Average Net Assets	2.30%*[3,4]	2.30%*[3,4]
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.85)%*	0.26%*
Portfolio Turnover Rate[2]	8%	0%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    Had the Advisor not absorbed certain expenses, the ratio of expenses to average net assets would have been 2.93% for the six months ended April 30, 2006 and 2.65% for the period ended October 31, 2005.

4    Ratio of expenses to average net assets before the reduction of expenses paid indirectly was 2.31% each for the six months ended April 30, 2006 and the period ended October 31, 2005.

*	Annualized.

See Notes to Financial Statements

DAVIS GLOBAL FUND

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, and (ii) on the SEC’s website at www.sec.gov.

Form N–Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS GLOBAL FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepares questions, which it submits to Davis Advisors in anticipation of the annual contract review. In a separate meeting held prior to the March 2006 board meeting, the Independent Directors reviewed and evaluated all information, which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements are in the best interests of the Funds and their shareholders. The Independent Directors recommended that the full Board of Directors approve the continuance of the Advisory Agreements, which occurred at the March 2006 board meeting.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

While the investment performance of each Fund is certainly relevant to an evaluation of the nature, extent, and quality of services provided, the Independent Directors also considered the full range of services, which Davis Advisors provides to the Funds and their shareholders, including:

1.	achieving satisfactory investment results over the long-term after all costs;
2.	handling shareholder transactions and requests, as efficiently and effectively as possible;
3.	providing investor education materials that help to foster healthy investor behavior; and
4.	managing third party service providers, accounting, legal and compliance services.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of the fund’s results, as well as the shareholders’ behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

DAVIS GLOBAL FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

Davis Advisors and the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale, which have lowered fees and expenses for shareholders over time.

The Independent Directors observed that Davis Advisors has consistently demonstrated a shareholder orientation. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, as well as its shareholder orientation and integrity. Shareholders buying the Davis Funds do so primarily to gain access to Davis Advisors’ investment expertise and shareholder orientation.

For 2005, Davis Advisors was honored as Domestic-Stock Fund Manager of the Year by Morningstar. In the press release, Kunal Kapoor, director of fund analysis for Morningstar, said that Davis Advisors "sets the bar for others in the industry. At a time when other firms don't always do what is best for their shareholders, it’s refreshing to see a firm so committed to the long-term welfare of fundholders."

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders have been, or are likely to be, well served by the renewal of the management contract. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors believe that shareholders of Davis Funds should, and will, expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after tax results over the longer-term; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for competitive funds, as selected and analyzed by a nationally recognized independent service provider, (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and, if applicable, breakpoints of the various Davis Funds, including an assessment of competitive fee schedules.

DAVIS GLOBAL FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale would be realized as the Fund grows, and whether the fee level reflects those economies of scale. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with each Davis Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors concluded that Davis Advisors had provided the Funds and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the successful execution of its investment discipline.

Davis Global Fund

The Independent Directors noted that Davis Global Fund had begun operations on December 22, 2004, was not available to the general public, and had not yet developed long-term performance suitable for review. Over the one-year period available for review, the Fund’s Class A shares out-performed its benchmark, the Morgan Stanley Capital International World Index, and the average performance of its peer group, as determined by an independent service provider.

The Independent Directors considered the total expense ratio for Davis Global Fund and concluded that it was reasonable and competitive with the range of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule for Davis Global Fund. The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Approval of Advisory Arrangements

The Independent Directors determined that the advisory fee for Davis Global Fund was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Funds and their shareholders. The Independent Directors therefore recommended continuation of the advisory agreements.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, effective January 1, 2006, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (born 9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; Of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	12	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

Thomas S. Gayner (born 12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	12	Director, First Market Bank.

Jerry D. Geist (born 5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); retired Chairman and President, Public Service Company of New Mexico.	12	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprises, Member, Investment Committee for Microgeneration Technology Fund, UTECH Funds.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors – (Continued)

D. James Guzy (born 3/7/36)	Director	Director since 1982	Chairman, PLX Technology, Inc. (semi-conductor manufacturer).	12

Director, Intel Corp. (semi-conductor manufacturer), Cirrus Logic Corp. (semi-conductor manufacturer), Alliance Technology Fund (a mutual fund), Micro Component Technology, Inc. (micro-circuit handling and testing equipment manufacturer), LogicVision, Inc. (semi-conductor software company), and Tessera Technologies, Inc. (semi-conductor packaging company).

G. Bernard Hamilton (born 3/18/37)	Director	Director since 1978	Retired from 1990-2005, Managing General Partner, Avanti Partners, L.P. (investment partnership).	12	None

Samuel H. Iapalucci (born 7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Ltd., (engineering).	12	None

Davis GLOBAL Fund

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors – (Continued)

Robert P. Morgenthau (born 3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a managing director and global head of marketing and distribution for Lazard Asset Management (an investment management firm) for ten years.	12	none

Theodore B. Smith, Jr. (born 12/23/32)	Director	Director since 1994	Chairman, John Hassall, Inc. (fastener manufacturing); Chairman, Cantrock Realty and Mayor, Incorporated Village of Mill Neck, NY.	12	none

Christian R. Sonne (born 5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President of Goldman Sachs & Co. (investment banking); Chairman, Board of Trustees, American Scandinavian Foundation.	12	none

Davis GLOBAL Fund

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors – (Continued)

Marsha Williams (born 3/28/51)	Director	Director since 1999	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	15

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

Davis GLOBAL Fund

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (born 8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Investment Policy Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	12	none

Andrew A. Davis (born 6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	15	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (born 7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, the Selected Funds (consisting of three portfolios) since 1998. Director, Washington Post Co. (newspaper publisher).

*       Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS GLOBAL FUND

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
Thomas S. Gayner	Andrew A. Davis
Jerry D. Geist	Vice President
D. James Guzy	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Reed
Theodore B. Smith, Jr.	Vice President & Chief Compliance Officer
Christian R. Sonne	Douglas A. Haines
Marsha Williams	Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary
Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about the Davis Global Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request by calling 1-800-279-0279

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 28, 2006

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: June 28, 2006